Financial - risk management objectives and policies - Effect in profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial risk management objectives and policies [Line Items]
Increase in exchange rate basis points	10.00%	10.00%	10.00%
Decrease in exchange rate basis points	(10.00%)	(10.00%)	(10.00%)
Exchange rate increased effect on income	$ 56,122	$ 7,591	$ 4,053
Exchange rate decreased effect on income	(56,122)	(7,083)	(3,545)
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of financial risk management objectives and policies [Line Items]
Exchange rate increased effect on income	140,420	112,080	99,219
Exchange rate decreased effect on income	$ 140,420	$ 112,080	$ 99,219
Sociedad Minera Cerro Verde S.A.A. [Member] | Currency exchange rates
Disclosure of financial risk management objectives and policies [Line Items]
Increase in exchange rate basis points	5.00%	5.00%
Decrease in exchange rate basis points	(5.00%)	(5.00%)
Exchange rate increased effect on income	$ (7,782)	$ 20,656
Exchange rate decreased effect on income	$ 7,782	$ (20,656)